United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Quarter ended 12/31/2011

Item 1. Schedule of Investments

Federated Clover Small Value Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 94.6%
		Consumer Discretionary – 11.5%
190,650		bebe stores, Inc.	1,588,115
138,150		Brown Shoe Co., Inc.	1,229,535
146,960		Cooper Tire & Rubber Co.	2,058,910
128,675	[1]	CROCs, Inc.	1,900,530
99,000		Finish Line, Inc., Class A	1,909,215
276,525		Hot Topic, Inc.	1,827,830
67,325		JAKKS Pacific, Inc.	949,956
270,600	[1]	K-Swiss, Inc., Class A	790,152
126,700	[1]	La-Z Boy Chair Co.	1,507,730
125,650	[1]	New York Times Co., Class A	971,275
324,150	[1]	Pulte Group, Inc.	2,045,386
156,550		RadioShack Corp.	1,520,100
73,000		Rent-A-Center, Inc.	2,701,000
109,635		Service Corp. International	1,167,613
146,025		Spartan Motors, Inc.	702,380
44,110	[1]	Tenneco Automotive, Inc.	1,313,596
156,400		The Jones Group, Inc.	1,650,020
353,020	[1]	Wet Seal, Inc., Class A	1,150,845
236,300		World Wrestling Entertainment, Inc.	2,202,316
		TOTAL	29,186,504
		Consumer Staples – 2.8%
271,100	[1]	Alliance One International, Inc.	737,392
18,550		Sanderson Farms, Inc.	929,912
64,895		Spartan Stores, Inc.	1,200,557
166,025	[1]	The Pantry, Inc.	1,987,319
36,555	[1]	TreeHouse Foods, Inc.	2,389,966
		TOTAL	7,245,146
		Energy – 6.0%
7,675		Carbo Ceramics, Inc.	946,558
20,000	[1]	Contango Oil & Gas Co.	1,163,600
84,825	[1]	Energy XXI (Bermuda) Ltd.	2,704,221
109,300	[1]	Helix Energy Solutions Group, Inc.	1,726,940
69,225	[1]	Hornbeck Offshore Services, Inc.	2,147,360
247,775	[1]	Kodiak Oil & Gas Corp.	2,353,862
30,050	[1]	Oil States International, Inc.	2,294,918
129,675	[1]	PetroQuest Energy, Inc.	855,855
41,975	[1]	SemGroup Corp.	1,093,869
		TOTAL	15,287,183
		Financials – 31.2%
130,025		Alterra Capital Holdings Ltd.	3,072,491
27,790		American Campus Communities, Inc.	1,166,068
141,750	[1]	American Capital Ltd.	953,978
101,258		Argo Group International Holdings Ltd.	2,932,432
207,975		Brookline Bancorp, Inc.	1,755,309
257,550	[1]	CNO Financial Group, Inc.	1,625,141
21,100		Cash America International, Inc.	983,893
45,025		City Holding Co.	1,525,897
1

Shares			Value
58,925		DuPont Fabros Technology, Inc.	1,427,164
76,425		East West Bancorp, Inc.	1,509,394
30,450		Employers Holdings, Inc.	550,841
178,670		FNB Corp. (PA)	2,020,758
358,875		First Commonwealth Financial Corp.	1,887,682
137,650		First Potomac Realty Trust	1,796,332
104,825		FirstMerit Corp.	1,586,002
142,838		Flushing Financial Corp.	1,804,044
219,400		Hersha Hospitality Trust	1,070,672
19,330		Iberiabank Corp.	952,969
66,855		Independent Bank Corp.- Massachusetts	1,824,473
191,875	[1]	Knight Capital Group, Inc., Class A	2,267,962
88,470		LTC Properties, Inc.	2,730,184
47,850		Lazard Ltd., Class A	1,249,364
357,125		Lexington Realty Trust	2,674,866
382,110		MFA Mortgage Investments, Inc.	2,567,779
200,505	[1]	MGIC Investment Corp.	747,884
182,770		Maiden Holdings Ltd.	1,601,065
241,310		National Penn Bancshares, Inc.	2,036,656
90,925		National Retail Properties, Inc.	2,398,601
112,350		Northwest Bancshares, Inc.	1,397,634
253,550	[1]	Ocwen Financial Corp.	3,671,404
152,950		Old National Bancorp	1,781,867
57,975	[1]	PHH Corp.	620,333
107,800		Pebblebrook Hotel Trust	2,067,604
25,810		Platinum Underwriters Holdings Ltd.	880,379
25,500		ProAssurance Corp.	2,035,410
32,450		Prosperity Bancshares, Inc.	1,309,358
116,175		Starwood Property Trust, Inc.	2,150,399
209,300	[1]	Strategic Hotels & Resorts, Inc.	1,123,941
67,385		Sun Communities, Inc.	2,461,574
125,550	[1]	Sunstone Hotel Investors, Inc.	1,023,233
273,950		Susquehanna Bankshares, Inc.	2,295,701
81,530		Trustmark Corp.	1,980,364
161,450		Umpqua Holdings Corp.	2,000,365
147,745		Washington Federal, Inc.	2,066,953
85,350		Webster Financial Corp. Waterbury	1,740,286
		TOTAL	79,326,706
		Health Care – 5.6%
40,875	[1]	Alere, Inc.	943,804
85,925	[1]	Alkermes, Inc.	1,491,658
27,700	[1]	BioMarin Pharmaceutical, Inc.	952,326
14,325	[1]	Covance, Inc.	654,939
46,575	[1]	Coventry Health Care, Inc.	1,414,483
55,275	[1]	HealthSouth Corp.	976,709
30,005	[1]	Magellan Health Services, Inc.	1,484,347
30,825		Medicis Pharmaceutical Corp., Class A	1,024,931
51,100		Meridian Bioscience, Inc.	962,724
45,437	[1]	Merit Medical Systems, Inc.	607,947
14,830	[1]	Par Pharmaceutical Cos., Inc.	485,386
149,475	[1]	Targacept, Inc.	832,576
2

Shares			Value
13,675		Teleflex, Inc.	838,141
60,340	[1]	ViroPharma, Inc.	1,652,712
		TOTAL	14,322,683
		Industrials – 14.6%
99,825	[1]	Aegion Corp.	1,531,315
102,750	[1]	Altra Holdings, Inc.	1,934,782
61,230		Ampco-Pittsburgh Corp.	1,184,188
87,720		Barnes Group, Inc.	2,114,929
103,750		Briggs & Stratton Corp.	1,607,087
70,230	[1]	Ceradyne, Inc.	1,880,759
39,935		Curtiss Wright Corp.	1,410,904
76,585		Deluxe Corp.	1,743,075
58,850	[1]	Ducommun, Inc.	750,338
37,660	[1]	EnPro Industries, Inc.	1,242,027
18,010	[1]	Esterline Technologies Corp.	1,008,020
25,475	[1]	Exponent, Inc.	1,171,086
106,625	[1]	Freightcar America, Inc.	2,233,794
60,650	[1]	Hub Group, Inc.	1,966,879
67,650	[1]	Interline Brands, Inc.	1,053,311
308,025	[1]	Jet Blue Airways Corp.	1,601,730
80,400	[1]	KForce Com, Inc.	991,332
200,025	[1]	Kratos Defense & Security Solutions	1,194,149
90,575	[1]	Mastec, Inc.	1,573,288
95,750	[1]	RailAmerica, Inc.	1,425,717
136,425	[1]	Swift Transportation Co.	1,124,142
76,000	[1]	Terex Corp.	1,026,760
27,225	[1]	Thomas & Betts Corp.	1,486,485
52,950		Titan International, Inc.	1,030,407
77,025		Tredegar Industries, Inc.	1,711,495
212,950	[1]	US Airways Group, Inc.	1,079,657
		TOTAL	37,077,656
		Information Technology – 10.4%
22,550	[1]	Anixter International, Inc.	1,344,882
53,690		Black Box Corp.	1,505,468
47,510	[1]	CSG Systems International, Inc.	698,872
72,745		CTS Corp.	669,254
140,200	[1]	Fairchild Semiconductor International, Inc., Class A	1,688,008
104,811	[1]	Finisar Corp.	1,755,060
177,000		First American Financial Corp.	2,242,590
112,070	[1]	Insight Enterprises, Inc.	1,713,550
132,275		Intersil Holding Corp.	1,380,951
55,835		j2 Global, Inc.	1,571,197
83,050	[1]	LivePerson, Inc.	1,042,278
29,500		MTS Systems Corp.	1,202,125
39,900	[1]	Multi-Fineline Electronix, Inc.	819,945
177,950		Pulse Electronics Corp.	498,260
184,800	[1]	RF Micro Devices, Inc.	997,920
127,385	[1]	Symmetricom, Inc.	686,605
105,400	[1]	Take-Two Interactive Software, Inc.	1,428,170
112,300	[1]	Tessera Technologies, Inc.	1,881,025
157,925	[1]	Triquint Semiconductor, Inc.	769,095
3

Shares			Value
39,550	[1]	Verint Systems, Inc.	1,089,207
34,550	[1]	ViaSat, Inc.	1,593,446
		TOTAL	26,577,908
		Materials – 5.5%
131,550		AK Steel Holding Corp.	1,086,603
55,375	[1]	Georgia Gulf Corp.	1,079,259
99,175		Globe Specialty Metals, Inc.	1,327,953
187,600		Hecla Mining Co.	981,148
119,375	[1]	Horsehead Holding Corp.	1,075,569
69,025	[1]	Kapstone Paper and Packaging Corp.	1,086,453
44,970	[1]	Materion Corp	1,091,872
21,900		Minerals Technologies, Inc.	1,238,007
30,459	[1]	Molycorp, Inc.	730,407
170,685		Myers Industries, Inc.	2,106,253
35,105	[1]	OM Group, Inc.	786,001
192,575	[1]	Thompson Creek Metals Co., Inc.	1,340,322
		TOTAL	13,929,847
		Utilities – 7.0%
39,990		AGL Resources, Inc.	1,689,977
133,650		Avista Corp.	3,441,487
75,600		Cleco Corp.	2,880,360
49,775		El Paso Electric Co.	1,724,206
51,275		Idacorp, Inc.	2,174,573
142,875		Portland General Electric Co.	3,613,309
120,575		Questar Corp.	2,394,619
		TOTAL	17,918,531
		TOTAL COMMON STOCKS (IDENTIFIED COST $232,819,470)	240,872,164
		MUTUAL FUND – 4.1%
10,342,615	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	10,342,615
		TOTAL INVESTMENTS — 98.7% (IDENTIFIED COST $243,162,085)[4]	251,214,779
		OTHER ASSETS AND LIABILITIES - NET — 1.3%[5]	3,384,848
		TOTAL NET ASSETS — 100%	$254,599,627
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At December 31, 2011, the cost of investments for federal tax purposes was $243,162,085. The net unrealized appreciation of investments for federal tax purposes was $8,052,694. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,202,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,150,257.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
4

  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated Clover Value Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 97.5%
		Consumer Discretionary – 13.1%
1,021,900	[1]	Liberty Interactive Corp.	16,570,108
349,350	[1]	Liberty Media Corp.	27,266,767
889,866		News Corp., Inc., Class B	16,177,764
921,118		Time Warner, Inc.	33,289,205
574,300		Wyndham Worldwide Corp.	21,725,769
		TOTAL	115,029,613
		Consumer Staples – 8.9%
627,700		CVS Caremark Corp.	25,597,606
367,450	[1]	Energizer Holdings, Inc.	28,470,026
193,215		H.J. Heinz Co.	10,441,339
382,300		Kraft Foods, Inc., Class A	14,282,728
		TOTAL	78,791,699
		Energy – 11.0%
338,220		Chevron Corp.	35,986,608
248,300		ConocoPhillips	18,093,621
899,000	[1]	Energy XXI (Bermuda) Ltd.	28,660,120
202,050		National-Oilwell, Inc.	13,737,380
		TOTAL	96,477,729
		Financials – 18.7%
687,700		Allstate Corp.	18,849,857
2,154,600		Fifth Third Bancorp	27,406,512
281,950		Health Care REIT, Inc.	15,374,734
640,780		J.P. Morgan Chase & Co.	21,305,935
665,550		MetLife, Inc.	20,751,849
329,000		RenaissanceRe Holdings Ltd.	24,467,730
1,336,630		U.S. Bancorp	36,155,841
		TOTAL	164,312,458
		Health Care – 11.8%
515,400	[1]	CareFusion Corp.	13,096,314
312,000	[1]	Gilead Sciences, Inc.	12,770,160
165,200		McKesson Corp.	12,870,732
583,615		Merck & Co., Inc.	22,002,285
1,139,645		Pfizer, Inc.	24,661,918
371,400		UnitedHealth Group, Inc.	18,822,552
		TOTAL	104,223,961
		Industrials – 9.3%
400,400		Boeing Co.	29,369,340
406,200		Emerson Electric Co.	18,924,858
671,200		General Electric Co.	12,021,192
200,375		Union Pacific Corp.	21,227,728
		TOTAL	81,543,118
		Information Technology – 9.8%
1,416,700		Applied Materials, Inc.	15,172,857
807,300		Broadridge Financial Solutions	18,204,615
394,100		Hewlett-Packard Co.	10,152,016
353,200		Oracle Corp.	9,059,580
327,000		Qualcomm, Inc.	17,886,900
1

Shares			Value
510,700		TE Connectivity Ltd.	15,734,667
		TOTAL	86,210,635
		Materials – 5.1%
312,950		Barrick Gold Corp.	14,160,988
350,575		Du Pont (E.I.) de Nemours & Co.	16,049,323
289,800		Mosaic Co./The	14,614,614
		TOTAL	44,824,925
		Telecommunication Services – 1.7%
486,305		AT&T, Inc.	14,705,863
		Utilities – 8.1%
710,350		CMS Energy Corp.	15,684,528
964,000		CenterPoint Energy, Inc.	19,366,760
473,600		Energen Corp.	23,680,000
277,400		FirstEnergy Corp.	12,288,820
		TOTAL	71,020,108
		TOTAL COMMON STOCKS (IDENTIFIED COST $784,555,174)	857,140,109
		MUTUAL FUND – 2.5%
22,232,649	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	22,232,649
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $806,787,823)[4]	879,372,758
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	254,477
		TOTAL NET ASSETS — 100%	$879,627,235
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At December 31, 2011, the cost of investments for federal tax purposes was $806,787,823. The net unrealized appreciation of investments for federal tax purposes was $72,584,935. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $111,827,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,242,939.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

2

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

3

Federated Prudent Bear Fund

Portfolio of Investments

December 31, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 2.9%
		Energy – 0.3%
200,000	[1]	BNK Petroleum, Inc.	304,294
250,000	[1]	Bankers Petroleum Ltd.	1,089,571
165,000	[1]	Coastal Energy Co.	2,461,841
30,000		Tullow Oil PLC	653,192
		TOTAL	4,508,898
		Materials – 2.6%
3,500,000	[1]	Abacus Mining & Exploration Corp.	566,871
32,400		Agnico Eagle Mines Ltd.	1,176,768
12,166		Agnico Eagle Mines Ltd.	442,446
34,000	[1]	Allied Nevada Gold Corp.	1,032,933
640,000	[1]	Ampella Mining Ltd.	972,069
31,875	[1,2,3,4]	Barisan Gold Corp.	15,018
38,000		Barrick Gold Corp.	1,719,500
500,000		Callinan Mines Ltd.	1,447,853
925,000	[1]	Centamin PLC	1,207,607
27,300		Cia de Minas Buenaventura SA, Class B, ADR	1,046,682
175,000	[1]	Corvus Gold, Inc.	96,196
55,000	[1]	Detour Gold Corp.	1,357,792
419,396	[1]	Duluth Metals Ltd.	860,405
250,000	[1]	Fortuna Silver Mines, Inc.	1,371,779
57,100		Goldcorp, Inc., Class A	2,526,675
115,000	[1]	Guyana Goldfields, Inc.	846,626
115,000		IAMGOLD Corp.	1,826,454
141,850	[1]	Imperial Metals Corp.	1,740,491
75,000	[1]	Kaminak Gold Corp.	156,074
675,000	[1]	MacArthur Minerals Ltd.	742,086
75,000	[1]	Mag Silver Corp.	493,252
2,800,000	[1]	Magma Metals Ltd.	221,948
414,300	[1]	Mansfield Minerals, Inc.	528,677
120,000		Medusa Mining Ltd.	546,175
200,000	[1]	Mountain Province Diamonds, Inc.	765,644
75,000	[1]	New Gold, Inc.	756,000
27,600		Newmont Mining Corp.	1,656,276
160,000	[1]	Osisko Mining Corp.	1,545,423
500,000	[1]	Perseus Mining Ltd.	1,227,360
507,166	[1]	Rackla Metals, Inc.	114,501
1,521,500	[1]	Radius Gold, Inc.	343,504
12,100		Randgold Resources Ltd., ADR	1,235,410
850,000	[1]	Rockgate Capital Corp.	617,423
600,000	[1]	Romarco Minerals, Inc.	636,074
31,500		Royal Gold, Inc.	2,124,045
183,333	[1]	Silver Range Resources, Ltd.	259,141
27,003		Silver Wheaton Corp.	781,922
800,000	[1]	Trevali Mining Corp.	738,160

Shares or Principal Amount			Value
127,000		Yamana Gold, Inc.	1,865,630
		TOTAL	37,608,890
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,919,518)	42,117,788
		WARRANTS – 0.0%
		Materials – 0.0%
43,500	[1]	Chesapeake Gold Corp., Warrants	94,924
27,960	[1,2]	Duluth Metals Ltd., Warrants	27,445
412,500	[1]	Kootenay Gold, Inc., Warrants	149,042
250,000	[1]	Kootenay Gold, Inc., Warrants	72,393
15,625	[1]	Pan American Silver Corp., Warrants	52,711
56,471	[1]	Pan American Silver Corp., Warrants	240,354
507,166	[1]	Rackla Metals, Inc., Warrants	24,891
41,667	[1]	Silver Range Resources, Ltd., Warrants	22,086
		TOTAL WARRANTS (IDENTIFIED COST $646,392)	683,846
		U.S. Treasury – 97.8%
		U.S. Treasury Notes – 97.8%
$127,000,000		United States Treasury Note, 0.625%, 6/30/2012	127,357,187
100,000,000		United States Treasury Note, 0.875%, 1/31/2012	100,062,500
75,000,000		United States Treasury Note, 0.875%, 2/29/2012	75,099,608
350,000,000		United States Treasury Note, 1.00%, 3/31/2012	350,820,330
100,000,000		United States Treasury Note, 1.00%, 4/30/2012	100,312,500
250,000,000	[5]	United States Treasury Note, 1.375%, 2/15/2012	250,400,400
420,000,000		United States Treasury Note, 4.875%, 6/30/2012	429,917,586
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,434,085,253)	1,433,970,111
		PURCHASED PUT Options – 0.1%
4,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $110.00, Expiration Date 3/17/2012	644,000
2,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $112.00, Expiration Date 2/18/2012	199,000
7,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $115.00, Expiration Date 1/21/2012	241,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,625,250)	1,084,500
		TOTAL INVESTMENTS — 100.8% (IDENTIFIED COST $1,481,276,413)[6]	1,477,856,245
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[7]	(11,762,649)
		TOTAL NET ASSETS — 100%	$1,466,093,596

SECURITIES SOLD SHORT

Shares		Value
83,000	Adobe Systems, Inc.	$2,346,410
129,000	Adtran, Inc.	3,890,640
130,000	AES Corp.	1,539,200
86,000	Akamai Technologies, Inc.	2,776,080
108,000	Altera Corp.	4,006,800
85,000	Analog Devices, Inc.	3,041,300
75,000	ASML Holding N.V., ADR	3,134,250
174,000	Autodesk, Inc.	5,277,420
179,000	Bard (C.R.), Inc.	15,304,500
206,000	Becton, Dickinson & Co.	15,392,320
331,000	Best Buy Co., Inc.	7,735,470
129,000	C.H. Robinson Worldwide, Inc.	9,001,620
190,000	CA, Inc.	3,840,850
94,000	Campbell Soup Co.	3,124,560
105,000	CarMax, Inc.	3,200,400
324,000	Carnival Corp.	10,575,360
253,650	CIENA Corp.	3,069,165
90,000	Citrix Systems, Inc.	5,464,800
610,000	Coca-Cola Enterprises, Inc.	15,725,800
164,000	Colgate-Palmolive Co.	15,151,960
409,000	Constellation Brands, Inc., Class A	8,454,030
240,000	Corning, Inc.	3,115,200
341,000	Credit Suisse Group AG, ADR	8,006,680
320,000	CROCs, Inc.	4,726,400
226,000	Cypress Semiconductor Corp.	3,817,140
175,000	Darden Restaurants, Inc.	7,976,500
394,000	Dell, Inc.	5,764,220
73,000	Dr. Pepper Snapple Group, Inc.	2,882,040
213,000	EMC Corp.	4,588,020
179,000	Expeditors International Washington, Inc.	7,331,840
36,000	F5 Networks, Inc.	3,820,320
222,000	First Solar, Inc.	7,494,720
140,000	Fiserv, Inc.	8,223,600
402,000	Flextronics International Ltd.	2,275,320
242,000	Ford Motor Co.	2,603,920
542,000	General Motors Co.	10,986,340
164,000	Green Mountain Coffee, Inc.	7,355,400
212,000	Harley-Davidson, Inc.	8,240,440
134,000	HCA, Inc.	2,952,020
411,576	HSBC Holdings PLC, ADR	15,681,046
34,000	IBM Corp.	6,251,920
30,000	Illinois Tool Works, Inc.	1,401,300
670,000	Industrial Select Sect SPDR	22,612,500
50,000	Ingersoll-Rand PLC, Class A	1,523,500
190,000	Intel Corp.	4,607,500
306,000	International Flavors & Fragrances, Inc.	16,040,520
137,000	JPMorgan Chase & Co.	4,555,250
238,000	Jabil Circuit, Inc.	4,679,080
50,000	Johnson Controls, Inc.	1,563,000
236,000	Juniper Networks, Inc.	4,816,760
217,000	Kellogg Co.	10,973,690

Shares		Value
63,000	KLA-Tencor Corp.	$3,039,750
108,000	Lam Research Corp.	3,998,160
152,000	Lexmark International Group, Class A	5,026,640
127,000	Linear Technology Corp.	3,813,810
45,000	Manpower, Inc.	1,608,750
223,000	Marvell Technology Group Ltd.	3,088,550
119,000	Maxim Integrated Products, Inc.	3,098,760
127,000	Microsoft Corp.	3,296,920
215,000	Molex, Inc.	5,129,900
69,000	Monsanto Co.	4,834,830
275,000	NVIDIA Corp.	3,811,500
210,000	Oracle Corp.	5,386,500
390,000	PACCAR, Inc.	14,613,300
49,000	Procter & Gamble Co.	3,268,790
835,000	Progressive Corp., OH	16,290,850
115,000	Red Hat, Inc.	4,748,350
180,000	Republic Services, Inc.	4,959,000
114,000	Royal Caribbean Cruises Ltd.	2,823,780
117,000	SAP AG, ADR	6,195,150
146,000	Seagate Technology, Inc.	2,394,400
161,000	Stryker Corp.	8,003,310
100,000	Sysco Corp.	2,933,000
236,000	Taiwan Semiconductor Manufacturing Co., ADR	3,046,760
103,000	Texas Instruments, Inc.	2,998,330
70,000	The Coca-Cola Co.	4,897,900
50,000	Time Warner Cable, Inc.	3,178,500
628,000	UBS AG	7,429,240
107,000	Urban Outfitters, Inc.	2,948,920
353,000	Waste Management, Inc.	11,546,630
100,000	Western Digital Corp.	3,095,000
60,000	Whirlpool Corp.	2,847,000
100,000	Xilinx, Inc.	3,206,000
152,000	Zimmer Holdings, Inc.	8,119,840
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $500,626,547)	$504,597,241

At December 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] Russell 2000 Mini Index Short Futures	375	$27,705,000	March 2012	$(327,888)
[1] S&P 500 Index Short Futures	2,335	$731,205,250	March 2012	$(1,127,841)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,455,729)

The average notional value of long and short futures contracts held by the Fund throughout the period was $0 and $848,967,281, respectively. This is based on amounts held as of each month-end throughout the period.

The average market value of purchased put options held by the Fund throughout the period was $8,409,875. This is based on amounts held as of each month-end throughout the period.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $979, respectively. This is based on the contracts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Asset and Liabilities — Net.”

1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, this restricted security amounted to $15,018, which represented 0.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, this liquid restricted security amounted to $15,018, which represented 0.0% of total net assets.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	At December 31, 2011, the cost of investments for federal tax purposes was $1,481,276,413. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, short sales and futures contracts was $3,420,168. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,450,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,870,408.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,813,254	$ —	$ —	$4,813,254
International	37,304,534[1]	—	—	37,304,534
Warrants	46,977	609,424	27,445	683,846
Debt Securities:
U.S. Treasury	—	1,433,970,111	—	1,433,970,111
Purchased Put Options	1,084,500	—	—	1,084,500
TOTAL SECURITIES	$43,249,265	$1,434,579,535	$27,445	$1,477,856,245
OTHER FINANCIAL INSTRUTMENTS[2]	$(506,052,970)	$ —	$ —	$(506,052,970)
1	Includes $3,894,349 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include securities sold short and futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock- International Securities	Investments in Warrants
Balance as of October 1, 2011	$14,479	$26,682
Change in unrealized appreciation (depreciation)	(14,479)[1]	763
Balance as of December 31, 2011	$ —	$27,445
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2011.	$ —	$763
1	Shares were exchanged in conjunction with a corporate action for shares of another security which did not require the use of unobservable inputs in determining its value.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 27, 2012